Cover	Nov. 15, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2022
Entity File Number	001-40164
Entity Registrant Name	G&P Acquisition Corp.
Entity Central Index Key	0001839121
Entity Tax Identification Number	85-4357324
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	222 Bellevue Avenue
Entity Address, City or Town	Newport
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02840
City Area Code	212
Local Phone Number	415-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	GAPA.U
Security Exchange Name	NYSE
Class A common stock, $0.0001 par value
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	GAPA
Security Exchange Name	NYSE
Warrants
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	GAPA WS
Security Exchange Name	NYSE